Note 17: Executive and Board Compensation: ScheduleOfBoardCompensation (Details) (USD $)	1 Months Ended			3 Months Ended
	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	Aug. 31, 2013
Details
Board Shares Approved, Not Issued	15,000	15,000	15,000	45,000
Board Shares Issued	0	0	0	0
N5DayAverageShareClosingPrice	$ 0.00112	$ 0.00222	$ 0.00274	$ 0.00203
Cost Base	$ 16.80	$ 33.30	$ 41.10	$ 91.20